STOCK BASED COMPENSATION (Details 3) - Stock Compensation Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares, Vested	3,410,191	2,808,359
Shares, Non-vested	1,509,701	0
Shares, Total	2,111,533	2,808,359	0
Weighted Average Grant Date Fair Value per Share, Vested	$ 0.14	$ 0.12
Weighted Average Grant Date Fair Value per Share, Non-vested	0.14	0
Weighted Average Grant Date Fair Value per Share, Total	$ 0.14	$ 0.12
Weighted Average Grant Date Fair Value, Vested	$ 476,080	$ 73,435
Weighted Average Grant Date Fair Value, Non-vested	211,706	0
Weighted Average Grant Date Fair Value, Total	$ 0	0	$ 0
Weighted Average Grant Date Fair Value, Total		$ 73,435